Summary of material accounting policies - Acquired intangible assets and goodwill (Details)	12 Months Ended
Dec. 31, 2023
Trademarks
Disclosure of detailed information about intangible assets [line items]
Useful life	3 years
Technology | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life	5 years
Technology | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life	10 years
Customer relationships | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life	5 years
Customer relationships | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life	10 years